Interest-bearing loans and borrowings - Other notes (Details) - USD ($) $ in Thousands		12 Months Ended
	Sep. 02, 2021	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Mar. 18, 2022	Sep. 01, 2021
Disclosure of detailed information about borrowings [line items]
Nominal interest rate		6.00%
Payments for debt issue costs		$ 74,394	$ 19,223	$ 14,530
Repayments of borrowings		4,237,099	1,177,328	$ 2,933,724
Unsecured notes due 2026
Disclosure of detailed information about borrowings [line items]
Notional amount	$ 200,000	$ 200,000	$ 200,000		$ 200,000
Payments for debt issue costs	$ 3,300
Unsecured notes due 2026 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Nominal interest rate	6.25%	6.25%
Unsecured notes due 2022
Disclosure of detailed information about borrowings [line items]
Notional amount						$ 200,000
Repayments of borrowings	$ 132,000